Leases - Maturity Analysis of Undiscounted Cash Out Flows (Details) - USD ($) $ in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Finance leases
2020	$ 62
2021	59
2022	48
2023	31
2024	12
Thereafter	46
Imputed Interest	(54)
Finance lease obligations	204	$ 200	$ 41
Operating leases
2020	1,486
2021	1,198
2022	928
2023	673
2024	514
Thereafter	806
Imputed Interest	(346)
Operating lease liabilities	5,259	$ 5,100
Amount of leases not yet commenced	$ 181